Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) - Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows [Abstract]
Balance, beginning of period	$ 173,113	$ 255,109
Net change in sales and transfer prices and in production (lifting) costs related to future production	(114,554)	(32,505)
Sales and transfers of oil and natural gas produced during the period	(5,748)	(9,452)
Changes in estimated future development costs	(73,217)	2,018
Previously estimated development incurred during the period	6,873	6,096
Net purchases (divestitures) of reserves in place	(335)
Net change due to revisions in quantity estimates	(84,098)	(20,516)
Net change due to extensions and discoveries, and improved recovery
Net change due to changes in estimated income taxes	27,893	(8,641)
Accretion of discount	17,311	25,511
Timing and other differences	83,946	(44,507)
Standardized measure of discounted future net cash flows	$ 31,184	$ 173,113